Customer Accounts Interest Expense on Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Banking and Thrift [Abstract]
Checking accounts	$ 936	$ 857	$ 1,908
Passbook and statement accounts	566	574	682
Insured money market accounts	4,280	4,609	7,148
Certificate accounts	62,669	81,506	106,878
Interest expense on customer accounts, gross	68,451	87,546	116,616
Less early withdrawal penalties	(548)	(607)	(781)
Interest expense on customer accounts	$ 67,903	$ 86,939	$ 115,835
Weighted average interest rate at end of year	0.69%	0.90%	1.14%
Weighted daily average interest rate during the year	0.75%	0.99%	1.32%